Lease	12 Months Ended
Dec. 31, 2024
Lease
Lease

13Lease

(a)	Amounts recognised in the consolidated balance sheets:

Right-of-use assets are classified as property, plant and equipment (Note 12).

	As at	As at	As at
	31 December	31 December	31 December
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Lease liabilities
Current	27,352	35,465	32,251
Non-current	99,304	84,236	61,115
	126,656	119,701	93,366

(b)	Amounts recognised in the consolidated statements of comprehensive income:

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 8)	8,681	5,858	4,783
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	12,822	9,374	9,965

The total cash outflows for leases in 2024 was approximately RMB38,842,000 (2023: RMB36,698,000).